Lease - Summary of Supplemental Cash Flow Information (Details) $ in Thousands	12 Months Ended
May 31, 2020 USD ($)
Disclosure Of Supplemental Cash Flow Information Of The Leases [Line Items]
Cash payments for the operating leases	$ 371,734
ROU assets obtained in exchange for the new operating lease liabilities	$ 639,545